Long-Term Investments - Additional Information (Detail) - USD ($)		12 Months Ended
	Sep. 09, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 03, 2009
Schedule of Equity Method Investments [Line Items]
Fair value of retained noncontrolling interest	$ 55,000,000
Funding commitment letters capped amount		$ 149,000,000
Income (loss) on equity-method investments		$ 7,000,000	$ 2,000,000	$ (43,000,000)
Liquidation date		Apr. 15, 2014
ST-Ericsson SA [Member]
Schedule of Equity Method Investments [Line Items]
Controlling share held by Ericsson					50.00%
Sale of Stock	1
Deconsolidated gain or loss	$ 0
Income (loss) on equity-method investments		$ 1,000,000	$ 1,000,000	$ 9,000,000